SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 64,055
Amortized cost, due after one year through five years	133,786
Amortized cost, total	197,841
Estimated fair value, due within one year	63,951
Estimated fair value, due after one year through five years	132,820
Estimated fair value, total	$ 196,771	$ 129,013